Taxes (Details) - Schedule of Components of the Income Tax Provision - USD ($)	6 Months Ended
	Jun. 30, 2024	Jun. 30, 2023
Current tax provision
Current tax provision	$ 64,865	$ 2,880
Deferred tax provision
Deferred tax provision
Income tax provisions	64,865	2,880
Cayman Islands [Member]
Current tax provision
Current tax provision
Deferred tax provision
Deferred tax provision
BVI [Member]
Current tax provision
Current tax provision
Deferred tax provision
Deferred tax provision
Hong Kong [Member]
Current tax provision
Current tax provision
Deferred tax provision
Deferred tax provision
PRC [Member]
Current tax provision
Current tax provision	64,865	2,880
Deferred tax provision
Deferred tax provision
Income tax provisions	64,865	2,880
United States [Member]
Current tax provision
Current tax provision
Deferred tax provision
Deferred tax provision
Income tax provisions